Note 23 - Other liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Note 23 - Other liabilities
Payroll and social security payable	$ 271,363	$ 270,016
Shares to be settled under buyback program	58,888	243,264
Miscellaneous	46,837	72,495
Other current liabilities	$ 377,088	$ 585,775